Deferred compensation plans - Activity Related to MYPD Awards (Detail) (MYPD awards [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
MYPD awards [Member]
Outstanding
Outstanding (number of shares), Outstanding, Beginning	27,154,950	[1]
Outstanding (number of shares), Forfeited	(1,388,700)	[1]
Outstanding (number of shares), Outstanding, Ending	25,766,250	[1]	27,154,950	[1]
Weighted Average grant date fair value per share
Weighted Average grant date fair value per share, Beginning	¥ 298		¥ 298
Weighted Average grant date fair value per share, Forfeited	¥ 298
Weighted Average grant date fair value per share, Ending	¥ 298		¥ 298

[1]	Based on the probable number of SARs which will be issued on conversion of notional performance units at the end of the performance period.